Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: August 12, 2019

Payment Date	8/15/2019
Collection Period Start	7/1/2019
Collection Period End	7/31/2019
Interest Period Start	7/15/2019
Interest Period End	8/14/2019

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$162,690,422.72	$37,512,799.88	$125,177,622.84	0.525956	Jun-20
Class A-2 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$1,150,220,422.72	$37,512,799.88	$1,112,707,622.84

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,176,142,194.99	$1,137,844,057.90	0.910275
YSOC Amount	$22,857,937.22	$22,072,600.01
Adjusted Pool Balance	$1,153,284,257.77	$1,115,771,457.89
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$162,690,422.72	2.50668%	ACT/360	$351,172.16
Class A-2 Notes	$410,000,000.00	2.58000%	30/360	$881,500.00
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$1,150,220,422.72			$2,461,343.16

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,176,142,194.99	$1,137,844,057.90
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,153,284,257.77	$1,115,771,457.89
Number of Receivable Outstanding	64,191	63,257
Weight Average Contract Rate	4.43%	4.43%
Weighted Average Remaining Term (months)	56	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,399,695.56
Principal Collections	$38,195,131.87
Liquidation Proceeds	$67,627.37
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$42,662,454.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$42,662,454.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$980,118.50	$980,118.50	$—	$—	$41,682,336.30
Interest - Class A-1 Notes	$351,172.16	$351,172.16	$—	$—	$41,331,164.15
Interest - Class A-2 Notes	$881,500.00	$881,500.00	$—	$—	$40,449,664.15
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$39,592,080.81
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$39,326,224.81
First Allocation of Principal	$—	$—	$—	$—	$39,326,224.81
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$39,283,927.81
Second Allocation of Principal	$9,928,964.83	$9,928,964.83	$—	$—	$29,354,962.99
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$29,324,721.65
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$17,064,721.65
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$17,032,028.32
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,772,028.32
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,772,028.32
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,708,193.27
Owner Trustee, Indenture Trustee, and APR Fees & Expenses	$—	$—	$—	$—	$1,708,193.27
Remaining Funds to Certificates	$1,708,193.27	$1,708,193.27	$—	$—	$—
Total	$42,662,454.80	$42,662,454.80	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,857,937.22
Increase/(Decrease)	$(785,337.21)
Ending YSOC Amount	$22,072,600.01

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,153,284,257.77	$1,115,771,457.89
Note Balance	$1,150,220,422.72	$1,112,707,622.84
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	15	$103,005.22
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	23	$67,627.37
Monthly Net Losses (Liquidation Proceeds)			$35,377.85
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.03%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$184,495.99
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	63	$1,298,508.47
60-89 Days Delinquent	0.02%	11	$245,648.25
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.14%	74	$1,544,156.72

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$54,526.39
Total Repossessed Inventory	4	$67,180.56

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	11	$245,648.25
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		0.00%
Preceding Collection Period		0.01%
Current Collection Period		0.02%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No